Financial information by segment, Assets and liabilities by business sectors (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets [Abstract]
Contracted concessional assets	$ 9,084,270	$ 8,924,272
Investments carried under the equity method	55,784	55,009	$ 56,181
Current financial investments	210,138	228,038
Cash and cash equivalents (project companies)	669,387	594,811	514,712	$ 354,154
Total assets	10,492,339	10,297,799
Liabilities [Abstract]
Long-term and short-term project debt	5,475,208	5,330,467	5,470,669
Grants and other liabilities	1,636,060	1,612,045
Long-term and short-term corporate debt	643,083	668,201
Total liabilities	8,596,886	8,338,688
Equity	1,895,453	1,959,111	$ 2,023,501	$ 1,839,631
Total liabilities and equity	10,492,339	10,297,799
Renewable Energy [Member]
Assets [Abstract]
Contracted concessional assets	7,436,362	7,255,308
Investments carried under the equity method	12,419	12,953
Current financial investments	17,249	13,661
Cash and cash equivalents (project companies)	452,792	420,215
Total assets	7,918,822	7,702,137
Liabilities [Abstract]
Long-term and short-term project debt	4,162,596	3,979,096
Grants and other liabilities	1,635,508	1,611,067
Total liabilities	5,798,104	5,590,163
Efficient Natural Gas [Member]
Assets [Abstract]
Contracted concessional assets	660,387	646,927
Investments carried under the equity method	0	0
Current financial investments	116,430	136,644
Cash and cash equivalents (project companies)	39,064	30,295
Total assets	815,881	813,866
Liabilities [Abstract]
Long-term and short-term project debt	579,173	598,256
Grants and other liabilities	552	239
Total liabilities	579,725	598,495
Electric Transmission [Member]
Assets [Abstract]
Contracted concessional assets	897,269	929,005
Investments carried under the equity method	0	0
Current financial investments	59,289	62,215
Cash and cash equivalents (project companies)	15,325	11,357
Total assets	971,883	1,002,577
Liabilities [Abstract]
Long-term and short-term project debt	698,346	711,517
Grants and other liabilities	0	739
Total liabilities	698,346	712,256
Water [Member]
Assets [Abstract]
Contracted concessional assets	90,252	93,032
Investments carried under the equity method	43,365	42,056
Current financial investments	14,577	15,518
Cash and cash equivalents (project companies)	13,681	10,789
Total assets	161,875	161,395
Liabilities [Abstract]
Long-term and short-term project debt	35,093	41,598
Grants and other liabilities	0	0
Total liabilities	35,093	41,598
Allocated [Member]
Assets [Abstract]
Contracted concessional assets	9,084,270	8,924,272
Investments carried under the equity method	55,784	55,009
Current financial investments	207,545	228,038
Cash and cash equivalents (project companies)	520,862	472,656
Total assets	9,868,461	9,679,975
Liabilities [Abstract]
Long-term and short-term project debt	5,475,208	5,330,467
Grants and other liabilities	1,636,060	1,612,045
Total liabilities	7,111,268	6,942,512
Unallocated [Member]
Assets [Abstract]
Other non-current assets	210,378	272,664
Other current assets (including cash and cash equivalents at holding company level)	413,500	345,160
Total assets	623,878	617,824
Liabilities [Abstract]
Long-term and short-term corporate debt	643,083	668,201
Other non-current liabilities	657,345	546,053
Other current liabilities	185,190	181,922
Total liabilities	1,485,618	1,396,176
Equity	1,895,453	1,959,111
Total liabilities and equity	$ 3,381,071	$ 3,355,287